Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at September 30, 2019 were as follows:

Total

2019	$18,750
2020	120,000
2021	123,600
2022	127,300
2023	131,150
2024	45,033
565,833
Less: Imputed interest	(97,024)
Operating lease liabilities	$468,809

Schedule of Lease Cost	The following table summarizes lease cost for the nine months ended September 30, 2019:
Total

Operating lease cost	$83,613
Finance lease cost	13,887
Total lease cost	$97,500

Schedule of Other Supplemental Information Under Operating Lease

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2019:

Weighted average discount rate	8.00%
Weighted average remaining lease term (years)	4.50